Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue From Contracts With Customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
The components of revenue for the years ended December 31, 2024, 2023, and 2022 are as follows:

	2024	2023	2022

Cement	$639,312	$657,332	$560,320
Aggregates	82,190	83,438	79,147
Ready-mix concrete	735,174	688,236	589,553
Concrete block and related products	153,474	140,128	116,929
Fly ash	21,954	19,833	15,687
Equipment and related services	1,872	1,986	2,253
Other goods and services	417	648	257
Revenue	$1,634,393	$1,591,601	$1,364,146